Equity - Schedule of Warrants Activity (Details) - Warrant [Member] - $ / shares		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Warrants Activity [Line Items]
Warrants Outstanding, Balance		1,631,025
Common Stock Issuable, Balance		1,631,025
Weighted Average Exercise Price, Balance (in Dollars per share)		$ 28.21
Average Remaining Contractual Life, Balance		3 years 11 months 8 days
Warrants Outstanding, Converted upon the reverse recapitalization		120,858
Common Stock Issuable, Converted upon the reverse recapitalization		120,858
Weighted Average Exercise Price, Converted upon the reverse recapitalization (in Dollars per share)		$ 345
Average Remaining Contractual Life, Converted upon the reverse recapitalization		4 years 2 months 8 days
Warrants Outstanding, Granted		2,044,492
Common Stock Issuable, Granted		2,044,492
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 2.24
Average Remaining Contractual Life, Granted		3 years 4 months 20 days
Warrants Outstanding, Forfeited
Common Stock Issuable, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants Outstanding, Exercised		(534,326)
Common Stock Issuable, Exercised		(534,326)
Weighted Average Exercise Price, Exercised (in Dollars per share)		$ 0.49